Supplement to the currently effective Statement of Additional Information for the listed Funds:

DWS Dreman High Return Equity VIP
DWS Dreman Small Mid Cap Value VIP

--------------------------------------------------------------------------------

The following information supplements the "Management of the Funds" section of the above Funds' current Statements of Additional Information.


Portfolio Ownership of Portfolio Managers for each Portfolio managed by a Subadvisor. The following table shows the dollar range of shares owned beneficially and of record by each member of the Portfolios' management team in the applicable Portfolio, including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of November 30, 2006.

                                                 Name of                     Dollar Range of
Name of Portfolio                           Portfolio Manager           Portfolio Shares Owned
-----------------                           -----------------           ----------------------
Dreman High Return Equity VIP             David N. Dreman                              None
                                          E. Clifton  Hoover,  Jr.                     None
                                          F. James Hutchinson                          None

Dreman Small Mid Cap Value VIP            David N. Dreman                              None
                                          E. Clifton Hoover, Jr.                       None
                                          Mark Roach                                   None

Although the portfolio managers do not have an investment in the portfolios, the portfolio managers may have an investment in the retail fund that has the same investment strategy.

Conflicts of Interest. In addition to managing the assets of the Portfolios, the portfolio managers may have responsibility for managing other client accounts of the applicable subadvisor. The tables below show for each Portfolio managed by a Subadvisor, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than a portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of November 30, 2006.

Other SEC Registered Investment Companies Managed:

                                                                                            Number of
                                                                                            Investment
                                                        Number of      Total Assets of       Company        Total Assets of
                                                        Registered       Registered       Accounts with       Performance-
                                Name of Portfolio       Investment       Investment        Performance-        Based Fee
Name of Portfolio                    Manager            Companies         Companies         Based Fee           Accounts
-----------------                    -------            ---------         ---------         ---------           --------

Dreman High Return            David N. Dreman               18          $14.5 billion          None               None
Equity VIP
                              E. Clifton Hoover, Jr.        12          $14.1 billion          None               None
                              F. James Hutchinson           6           $10.3 billion          None               None

Dreman Small Mid Cap          David N. Dreman               18          $15.0 billion          None               None
Value VIP
                              E. Clifton Hoover, Jr.        12          $14.6 billion          None               None
                              Mark Roach                    8           $2.1 billion           None               None


Other Pooled Investment Vehicles Managed:

                                                                                             Number of
                                                                                              Pooled
                                                                                            Investment         Total Assets
                                                         Number of      Total Assets of        Vehicle               of
                                                          Pooled           Pooled         Accounts with       Performance-
                               Name of Portfolio         Investment       Investment        Performance-        Based Fee
Name of Portfolio                    Manager             Vehicles         Vehicles          Based Fee           Accounts
-----------------                    -------             --------         --------          ---------           --------

Dreman High Return           David N. Dreman                3           $60 million             3              $6 million
Equity VIP
                             E. Clifton Hoover, Jr.         0               None               None               None
                             F. James Hutchinson            0               None               None               None

Dreman Small Mid             David N. Dreman                3           $60 million             3             $60 million
Cap Value VIP
                             E. Clifton Hoover, Jr.         0               None               None               None
                             Mark Roach                     0               None               None               None

Other Accounts Managed:

                                                                                            Number of
                                                                                              Other         Total Assets of
                                                        Number of                          Accounts with       Performance-
                              Name of Portfolio           Other       Total Assets of     Performance-        Based Fee
Name of Portfolio                   Manager              Accounts      Other Accounts       Based Fee           Accounts
-----------------                   -------              --------      --------------       ---------           --------

Dreman High Return           David N. Dreman               114          $4.1 billion           None              None
Equity VIP
                             E. Clifton Hoover, Jr.         0               None               None              None
                             F. James Hutchinson            0               None               None              None


                                                                                            Number of
                                                                                              Other         Total Assets of
                                                        Number of                          Accounts with       Performance-
                              Name of Portfolio           Other       Total Assets of     Performance-        Based Fee
Name of Portfolio                   Manager              Accounts      Other Accounts       Based Fee           Accounts
-----------------                   -------              --------      --------------       ---------           --------

Dreman Small Mid             David N. Dreman               114          $4.1 billion           None              None
Cap Value VIP
                             E. Clifton Hoover, Jr.         0               None               None              None
                             Mark Roach                     0               None               None              None

Potential Conflicts of Interest for Subadvised Portfolios' Managers.

DWS Dreman High Return Equity VIP and DWS Dreman Small Mid Cap Value VIP

The subadvisor manages clients' accounts using a contrarian value investment strategy. For both its large capitalization and small capitalization strategies the subadvisor utilizes a model portfolio and rebalances clients accounts whenever changes are made to the model portfolio. In addition the subadvisor aggregates its trades and allocates the trades to all clients accounts in an equitable manner. The subadvisor strongly believes aggregating its orders protects all clients from being disadvantaged by price or time execution. The model portfolio approach and the trade aggregation policy of the subadvisor mitigates potential or apparent conflicts of interest that could arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. The subadvisor does not receive any performance-based fees from any of its accounts with the exception of a hedge fund that is managed by an affiliated firm. However the hedge funds are treated like any other client account and trades done for the Portfolios are generally aggregated with trades done for its regular client accounts.

The subadvisor's investment professional are compensated in the same manner for all client accounts irrespective of the type of account.


               Please Retain This Supplement for Future Reference

January 12, 2007